Related Party Transactions - Schedule of Related Party Costs and Expenses (Detail) (USD $) In Thousands, unless otherwise specified	3 Months Ended		6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013
Schedule of Other Related Party Transactions [Line Items]
Time charter and bareboat revenues	$ 813	$ 674	$ 1,622	$ 5,607
KNOT [Member] | Commercial Commission Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Time charter and bareboat revenues				95
KNOT [Member] | Cancellation Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Time charter and bareboat revenues				3,448
KNOT [Member] | Technical and Operational Management Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Operating expenses	329	234	658	460
KNOT [Member] | Administration Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	24	318	207	424
KNOT [Member] | Accounting Service Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	126		151
KNOT [Member] | IPO Administration Cost [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses		60		455
KNOT [Member] | Financing Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
Finance income (expense)	50		50
KNOT [Member] | Interest Expenses [Member]
Schedule of Other Related Party Transactions [Line Items]
Interest expense charged from KNOT	124	1	252	90
KNOT [Member] | Guarantee Commission [Member]
Schedule of Other Related Party Transactions [Line Items]
Finance income (expense)		31		425
KOAS [Member] | Administration Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	123		230
KOAS UK [Member] | Administration Fee [Member]
Schedule of Other Related Party Transactions [Line Items]
General and administrative expenses	37		74
TSSI [Member] | Guarantee Commission [Member]
Schedule of Other Related Party Transactions [Line Items]
Finance income (expense)		$ 30		$ 210